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Report of Independent Accountants on Applying Agreed-Upon Procedures

Sunnova Energy Corporation Sunnova Sol IV Depositor, LLC 20 East Greenway Plaza #540 Houston, Texas 77046	1 June 2022

Re:    Sunnova Sol IV Issuer, LLC (the “Issuer”)
    Solar Asset Backed Notes, Series 2022-1 (the “Notes”)
    Sample Solar Asset Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by Sunnova Energy Corporation (the “Originator”), Sunnova Sol IV Depositor, LLC (the “Depositor”) and Credit Suisse Securities (USA) LLC (“Credit Suisse,” together with the Originator and Depositor, the “Specified Parties”), for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to a pool of photovoltaic systems installed on residential properties and the related customer agreements (the “Solar Assets”) relating to the Issuer’s securitization transaction. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Originator, on behalf of the Depositor, provided us with:
a.Electronic data files:
i.Labeled “3.2.4 SNVA 22-1 AUP Data Tape_v3_External.xlsx” and the corresponding record layout and decode information, as applicable (the “Initial Sample Data File”), that the Originator, on behalf of the Depositor, indicated contains information relating to 300 photovoltaic systems installed on residential properties and the related customer agreements (the “Initial Sample Solar Assets”) as of 31 December 2021 (the “Initial Cut-Off Date”) and
ii.Labeled “SNVA 22-1 AUP Data Tape_v5_External.xlsx” and the corresponding record layout and decode information, as applicable (the “Updated Sample Data File,” together with the Initial Sample Data File, the “Provided Data Files”), that the Originator, on behalf of the Depositor, indicated contains information relating to certain of the Initial Sample Solar Assets and the Additional Sample Solar Asset (as defined in Attachment A) as of 31 March 2022 (the “Cut-Off Date”),
b.Imaged copies of:
i.The customer lease agreement, power purchase agreement, amendment and/or change order thereto or other related documents (collectively and as applicable, the ”Agreement”),
ii.The work order, amendment and/or change order thereto (collectively and as applicable, the ”Work Order”), and
iii.Certain printed screen shots from the Originator’s servicing systems (the “Servicing System Screen Shots,” together with the Agreement and Work Order, the “Source Documents”), as applicable, that the Originator, on behalf of the Depositor, indicated relate to each Initial Sample Solar Asset and the Additional Sample Solar Asset,
c.A servicing system extraction file labeled “3.3.5.4 Supplemental Sample Query_12.31.2021 v03.xlsx” and the corresponding record layout and decode information, as applicable (the “Initial Supplemental Sample Query”), that the Originator, on behalf of the Depositor, indicated contains information relating to the Initial Sample Solar Assets as of the Initial Cut-Off Date,
d.A servicing system extraction file labeled “3.3.5.5 Supplemental Sample Query_03.31.2022 v04.xlsx” and the corresponding record layout and decode information, as applicable (the “Updated Supplemental Sample Query,” together with the Initial Supplemental Sample Query, the “Supplemental Sample Queries”), that the Originator, on behalf of the Depositor, indicated contains information relating to certain Initial Sample Solar Assets and the Additional Sample Solar Asset as of the Cut-Off Date,
e.Certain servicing system extraction files labeled “3.3.5.1 Incentives Sample Query_12.31.2021 v01.xlsx” and the corresponding record layout and decode information, as applicable (collectively, the “Incentives Sample Query,” together with the Source Documents and Supplemental Sample Queries, the “Sources”) that the Originator, on behalf of the Depositor, indicated contain information relating to certain Sample Solar Assets (as defined herein),

f.The list of relevant characteristics (the “Sample Characteristics”) on the Initial Sample Data File and Updated Sample Data File, which is shown on Exhibit 1 to Attachment A,
g.The list of relevant characteristics (the “Recalculated Characteristics”) on the Updated Sample Data File, which is shown on Exhibit 2 to Attachment A, and
h.Instructions, assumptions and methodologies, which are described in Attachment A.

The Initial Sample Solar Assets and Additional Sample Solar Asset are hereinafter collectively referred to as the “Sample Solar Assets.”

The Originator, on behalf of the Depositor, indicated that the Sample Solar Assets on the Provided Data Files were selected by Credit Suisse, on behalf of the Depositor. The Originator or Credit Suisse, on behalf of the Depositor, did not inform us as to the basis for how Credit Suisse, on behalf of the Depositor, determined the number of Sample Solar Assets or the methodology used to select the Sample Solar Assets. Additionally, the Originator, on behalf of the Depositor, indicated that the Sample Solar Assets are expected to be representative of the Solar Assets.

For the purpose of the procedures described in this report, the:
a.300 Initial Sample Solar Assets on the Initial Sample Data File are referred to as Sample Solar Asset Numbers 1 through 300 and
b.One Additional Sample Solar Asset on the Updated Sample Data File is referred to as Sample Solar Asset Number 301.

For the purpose of the procedures described in this report, certain information contained on the Initial Sample Data File and Updated Sample Data File are the “Subject Matter” as of the date of this report.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Subject Matter, Provided Data Files, Sources, Sample Characteristics, Recalculated Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Sources or any other information provided to us, or that we were instructed to obtain, as applicable, by the Originator, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to (a) the existence of the Sample Solar Assets or Solar Assets, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Originator, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:
a.Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.Making any findings with respect to:
i.Whether the origination of the Solar Assets conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.The value of the collateral securing the Solar Assets,
iii.Whether the originator(s) of the Solar Assets complied with federal, state or local laws or regulations or
iv.Any other factor or characteristic of the Solar Assets that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

1 June 2022

Attachment A

Procedures performed and our associated findings

1.For each Initial Sample Solar Asset, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Initial Sample Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Sources, subject to the instructions, assumptions and methodologies provided by the Originator, on behalf of the Depositor, described in the notes to Exhibit 1 to Attachment A. The Source(s) that we were instructed by the Originator, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A. All such compared information was found to be in agreement.

2.For each photovoltaic system on the Initial Sample Data File and Updated Sample Data File, we compared the System ID, as shown on the Initial Sample Data File, to the corresponding System ID, as shown on the Updated Sample Data File, and noted that:
a.299 of the Initial Sample Solar Assets were included on both the Initial Sample Data File and Updated Sample Data File,
b.One of the Initial Sample Solar Assets included on the Initial Sample Data File was not included on the Updated Sample Data File (the “Removed Initial Sample Solar Asset”) and
c.One photovoltaic system included on the Updated Sample Data File was not included on the Initial Sample Data File (the “Additional Sample Solar Asset”).

The Removed Initial Sample Solar Asset is Sample Solar Asset Number 225.

3.For the 299 Initial Sample Solar Assets included on the Updated Sample Data File, we compared the Sample Characteristics (subject to the instruction(s) provided by the Originator, on behalf of the Depositor, described in the succeeding paragraph(s) of this Item), all as shown on the Initial Sample Data File, to the corresponding information on the Updated Sample Data File. All such compared information was found to be in agreement.

For the purpose of this procedure, the Originator, on behalf of the Depositor, instructed us not to compare the:
a.Number of payments made (months) or
b.Remaining contract term (months)
Sample Characteristics due to the passage of time between the Initial Cut-Off Date and Cut-Off Date.

Attachment A

4.For the Additional Sample Solar Asset, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Updated Sample Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Sources, subject to the instructions, assumptions and methodologies provided by the Originator, on behalf of the Depositor, described in the notes to Exhibit 1 to Attachment A and the succeeding paragraph(s) of this Item. The Source(s) that we were instructed by the Originator, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A. All such compared information was found to be in agreement.

For the purpose of this procedure, the Originator, on behalf of the Depositor, instructed us not to compare the:
a.Number of payments made (months) or
b.Remaining contract term (months)
Sample Characteristics due to the change in methodologies provided by the Originator, on behalf of the Depositor, which they indicated was a result of the passage of time between the Initial Cut-Off Date and Cut-Off Date.

Additionally, for the purpose of this procedure, the Originator, on behalf of the Depositor, instructed us to replace any reference:
i.To “Initial Sample Solar Asset” in Exhibit 1 to Attachment A with “Additional Sample Solar Asset,”
ii.To “Initial Sample Data File” in Exhibit 1 to Attachment A with “Updated Sample Data File,”
iii.To “Initial Supplemental Sample Query” in Exhibit 1 to Attachment A with “Updated Supplemental Sample Query” and
iv.To “Initial Cut-Off Date” in Exhibit 1 to Attachment A with “Cut-Off Date.”

5.For:
a.Each Initial Sample Solar Asset on the Updated Sample Data File and
b.The Additional Sample Solar Asset,
we compared the Recalculated Characteristics listed on Exhibit 2 to Attachment A, as shown on the Updated Sample Data File, to the corresponding information we recalculated using information located on the Sources, subject to the instructions, assumptions and methodologies provided by the Originator, on behalf of the Depositor, described in the notes to Exhibit 2 to Attachment A. The Source(s) that we were instructed by the Originator, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 2 to Attachment A. All such compared information was found to be in agreement.

Exhibit 1 to Attachment A

Sample Characteristics and Sources

Sample Characteristic	Initial Sample Data File Field Name	Source(s)	Note(s)
System ID	System ID	Agreement and Initial Supplemental Sample Query	i.
Installation state	State	Agreement
Contract type	Contract Type	Agreement	ii.
Original term (months)	Original Term (Months)	Agreement
Year 1 monthly payment	Year 1 Monthly Payment	(a)Agreement, (b)Servicing System Screen Shots, (c)Servicing System Screen Shots and recalculation or (d)Agreement and recalculation	iii.
Year 1 solar rate	Year 1 Solar Rate	Agreement or Servicing System Screen Shots	iv.
Annual escalator	Annual Escalator (%)	(a)Agreement or (b)Agreement and recalculation	v.
Year 1 guaranteed production (kWh)	Year 1 Guaranteed Production (kWh)	Agreement or Initial Supplemental Sample Query	vi., vii., viii.
Partner account	Channel Partner	Agreement or Initial Supplemental Sample Query	viii., ix.
First payment date	First payment date	Initial Supplemental Sample Query	vi.
Last payment date	Last payment date	Agreement, Initial Supplemental Sample Query and recalculation	vi., x.
Number of payments made (months)	Number of Payments Made	Initial Supplemental Sample Query and recalculation	vi., xi.
Remaining contract term (months)	Remaining Contract Term (months)	Agreement and recalculation	xii.
Battery manufacturer	Battery Manufacturer	Agreement	ix., xiii.
Total battery capacity (kWh)	Total Battery Capacity	Initial Supplemental Sample Query	xiii.
System size (kW DC)	System Size (kW)	Work Order or Initial Supplemental Sample Query	viii.

Exhibit 1 to Attachment A

Utility name	Utility name	Work Order or Initial Supplemental Sample Query	viii., ix.
Panel manufacturer	Panel manufacturer	Work Order or Initial Supplemental Sample Query	viii., ix.
Inverter manufacturer	Inverter manufacturer	Work Order or Initial Supplemental Sample Query	viii., ix.
SMART eligibility	SMART Eligibility	Incentives Sample Query	xiv.
TREC eligibility	TREC Eligibility	Incentives Sample Query	xiv.
Year 1 performance production (kWh)	Year 1 Expected Production	Initial Supplemental Sample Query
FICO score	FICO	Initial Supplemental Sample Query	vi.
InService date	InService Date	Initial Supplemental Sample Query	vi.
Inverter type	Inverter Type	Initial Supplemental Sample Query
Payment type (ACH)	Payment Type	Initial Supplemental Sample Query
CT PBI rate	CT PBI Rate ($/kWh)	Incentives Sample Query	vi.
CT PBI term (months)	CT PBI Term (months)	Incentives Sample Query	vi.
Billing type	Billing Type	Agreement	xv.

Exhibit 1 to Attachment A

Notes:

i.For identification purposes only.

ii.For the purpose of comparing the contract type Sample Characteristic for each Initial Sample Solar Asset, the Originator, on behalf of the Depositor, instructed us to note agreement if the contract type value, as shown on the Initial Sample Data File, agreed with the corresponding contract type value, as shown in the Agreement, in accordance with the decode table shown below, subject to the additional instruction(s) described in the succeeding paragraph(s) of this note:

Initial Sample Data File Value	Agreement Value
Lease	Lease, Sunnova Easy Save, Easy PlanTM Equipment Lease or Solar Benefits Agreement
Lease Storage	SunSafeTM Easy Save, Sunnova SunSafeTM Easy Save, SunSafeTM Lease or Sunnova SunSafeTM Solar + Battery Storage Service
LeasePlus	LeasePlus New Home Solar Plan, LeasePlus or LeasePlus Solar Program
PPA	PPA or Sunnova Easy Save Monthly
PPA-EZ	Plan EZ Pay PPA, EZ Pay PPA Plan, Easy PlanTM PPA or Sunnova Easy Save Simple
Variable PPA	Solar 20/20 Plan Agreement with variable billing

For the purpose of this procedure, the Originator, on behalf of the Depositor, instructed us to ignore differences due to abbreviations and truncations.

iii.For the purpose of comparing the year 1 monthly payment Sample Characteristic for each Initial Sample Solar Asset (except for the Initial Sample Solar Assets described in the succeeding paragraph(s) of this note), the Originator, on behalf of the Depositor, instructed us to use the year 1 monthly payment if paid by ACH, as shown in the Agreement.

For the purpose of comparing the year 1 monthly payment Sample Characteristic for Sample Solar Asset Number 26, the Originator, on behalf of the Depositor, instructed us to use the lease price, as shown in the Servicing System Screen Shots.

Exhibit 1 to Attachment A

Notes: (continued)

iii. (continued)

For the purpose of comparing the year 1 monthly payment Sample Characteristic for Sample Solar Asset Number 108, the Originator, on behalf of the Depositor, instructed us to recalculate the year 1 monthly payment by multiplying:
a.The lease price, as shown in the Servicing System Screen Shots, by
b.The quotient of 11 divided by 12, which the Originator, on behalf of the Depositor, indicated was due to a change in the number of expected panels installed at the signing of the contract compared to the number of actual panels installed after the signing of the contract.

For the purpose of comparing the year 1 monthly payment Sample Characteristic for Sample Solar Asset Number 154, the Originator, on behalf of the Depositor, instructed us to recalculate the year 1 monthly payment by subtracting:
a.Estimated monthly taxes in the first year of service, as shown in the Agreement, from
b.The year 1 monthly payment if paid by ACH, as shown in the Agreement.

For the purpose of this procedure, the Originator, on behalf of the Depositor, instructed us to ignore differences of +/- $0.10 or less

The Originator, on behalf of the Depositor, instructed us not to compare the year 1 monthly payment Sample Characteristic for Initial Sample Solar Assets with a contract type of “PPA,” “PPA-EZ” or “Variable PPA,” as shown on the Initial Sample Data File (each, a “Sample PPA Solar Asset”).

iv.For the purpose of comparing the year 1 solar rate Sample Characteristic for each Sample PPA Solar Asset (except for the Initial Sample Solar Assets described in the succeeding paragraph(s) of this note), the Originator, on behalf of the Depositor, instructed us to use the first year solar rate if paid by ACH, as shown in the Agreement.

For the purpose of comparing the year 1 solar rate Sample Characteristic for Sample Solar Asset Number 48, the Originator, on behalf of the Depositor, instructed us to use the Servicing System Screen Shots as the Source.

The Originator, on behalf of the Depositor, instructed us not to compare the year 1 solar rate Sample Characteristic for Initial Sample Solar Assets with a contract type of “Variable PPA,” as shown on the Initial Sample Data File.

Exhibit 1 to Attachment A

Notes: (continued)

iv. (continued)

The Originator, on behalf of the Depositor, instructed us not to compare the year 1 solar rate Sample Characteristic for Initial Sample Solar Assets with a contract type of “Lease,” “Lease Storage” or “LeasePlus,” as shown on the Initial Sample Data File (each, a “Sample Lease Solar Asset”).

v.For the purpose of comparing the annual escalator Sample Characteristic for each Initial Sample Solar Asset, the Originator, on behalf of the Depositor, instructed us to:
a.Use the Agreement as the Source for each Sample PPA Solar Asset and
b.Recalculate the annual escalator for each Sample Lease Solar Asset by:
(1)Subtracting the:
(i)Year 1 monthly payment from
(ii)Year 2 monthly payment,
both as shown in the Agreement,
(2)Dividing the result obtained above by the year 1 monthly payment, as shown in the Agreement,
(3)Multiplying the result obtained above by 100 and
(4)Rounding the result obtained above to the first decimal place (XX.X), subject to the additional instruction(s) described in the succeeding paragraph(s) of this note.

For the purpose of recalculating the annual escalator for Sample Solar Asset Numbers 56 and 149, the Originator, on behalf of the Depositor, instructed us to subtract $65.93 from the year 1 monthly payment and year 2 monthly payment, both as shown in the Agreement, which they indicated is related to the battery component corresponding to such Sample Solar Asset.

vi.The Originator, on behalf of the Depositor, instructed us not to compare the indicated Sample Characteristics for Initial Sample Solar Assets with a corresponding value of “NA,” “—” or “0,” as shown on the Initial Sample Data File.

vii.For the purpose of comparing the year 1 guaranteed production (kWh) Sample Characteristic for each Sample Lease Solar Asset (except for the Initial Sample Solar Assets described in note vi.), the Originator, on behalf of the Depositor, instructed us to ignore differences of +/- 1.00 kWh or less (and in accordance with any other applicable note(s)).

Exhibit 1 to Attachment A

Notes: (continued)

viii.For the purpose of comparing the indicated Sample Characteristics for each Initial Sample Solar Asset (except for the Initial Sample Solar Assets described in note vi.), the Originator, on behalf of the Depositor, instructed us to use the Initial Supplemental Sample Query as the Source if the information, as shown in the Agreement or Work Order, as applicable, is different than the corresponding information, as shown on the Initial Sample Data File (and in accordance with any other applicable note(s)).

ix.For the purpose of comparing the indicated Sample Characteristics for each Initial Sample Solar Asset, the Originator, on behalf of the Depositor, instructed us to ignore differences due to abbreviations, truncations and spelling errors (and in accordance with any other applicable note(s)).

x.For the purpose of comparing the last payment date Sample Characteristic for each Initial Sample Solar Asset (except for the Initial Sample Solar Assets described in note vi.), the Originator, on behalf of the Depositor, instructed us to recalculate the last payment date by adding the:
a.Number of months represented by the result of subtracting:
(1)One from the
(2)The original term (months), as shown in the Agreement,
to
b.First payment date, as shown on the Initial Supplemental Sample Query.

xi.For the purpose of comparing the number of payments made (months) Sample Characteristic for each Initial Sample Solar Asset (except for the Initial Sample Solar Assets described in note vi.), the Originator, on behalf of the Depositor, instructed us to recalculate the number of payments made (months) by:
a.Calculating the difference in days using the YEARFRAC function in Microsoft Excel between the:
(1)First payment date, as shown on the Initial Supplemental Sample Query, and
(2)Initial Cut-Off Date,
b.Multiplying the result obtained above by 12 and
c.Rounding the result obtained above to the nearest integer.

xii.For the purpose of comparing the remaining contract term (months) Sample Characteristic for each Initial Sample Solar Asset, the Originator, on behalf of the Depositor, instructed us to recalculate the remaining contract term (months) by subtracting the:
a.Number of payments made (months), as shown on the Initial Sample Data File, from
b.Original term (months), as shown in the Agreement.

Exhibit 1 to Attachment A

Notes: (continued)

xiii.The Originator, on behalf of the Depositor, instructed us not to compare the indicated Sample Characteristics for Initial Sample Solar Assets with a contract type of “Lease,” “LeasePlus,” “PPA,” “PPA-EZ” or “Variable PPA,” as shown on the Initial Sample Data File.

xiv.For the purpose of comparing the indicated Sample Characteristics for each Initial Sample Solar Asset, the Originator, on behalf of the Depositor, instructed us to note agreement with a corresponding:
a.Value of “Yes,” as shown on the Initial Sample Data File, if the corresponding Initial Sample Solar Asset was located on the Incentives Sample Query and
b.Value of “No,” as shown on the Initial Sample Data File, if the corresponding Initial Sample Solar Asset was not located on the Incentives Sample Query.

xv.For the purpose of comparing the billing type Sample Characteristics for each Sample Lease Solar Asset, the Originator, on behalf of the Depositor, instructed us to note agreement with a billing type value of “fixed,” as shown on the Initial Sample Data File.

For the purpose of comparing the billing type Sample Characteristics for each Sample PPA Solar Asset, the Originator, on behalf of the Depositor, instructed us to note agreement using the information, assumptions and methodologies described in the Agreement.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Originator, on behalf of the Depositor, described in the notes above.

Exhibit 2 to Attachment A

Recalculated Characteristics and Sources

Recalculated Characteristic	Updated Sample Data File Field Name	Source(s)	Note
System ID	System ID	Updated Supplemental Sample Query	i.
Number of payments made (months)	Number of Payments Made	Updated Supplemental Sample Query and recalculation	ii.
Remaining contract term (months)	Remaining Contract Term (months)	Agreement and recalculation	iii.

Notes:

i.For identification purposes only.

ii.For the purpose of comparing the number of payments made (months) Sample Characteristic for (i) the Initial Sample Solar Assets on the Updated Sample Data File and (ii) the Additional Sample Solar Asset, the Originator, on behalf of the Depositor, instructed us to recalculate the number of payments made (months) by:
a.Calculating the difference in days using the YEARFRAC function in Microsoft Excel between the:
(1)First payment date, as shown on the Updated Supplemental Sample Query, and
(2)Cut-Off Date,
b.Multiplying the result obtained above by 12 and
c.Rounding up the result obtained above to the nearest integer.

iii.For the purpose of comparing the remaining contract term (months) Sample Characteristic for (i) the Initial Sample Solar Assets on the Updated Sample Data File and (ii) the Additional Sample Solar Asset, the Originator, on behalf of the Depositor, instructed us to recalculate the remaining contract term (months) by subtracting the:
a.Number of payments made (months), as shown on the Updated Sample Data File, from
b.Original term (months), as shown in the Agreement.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Originator, on behalf of the Depositor, described in the notes above.